SCHEDULE OF BALANCE WITH RELATED PARTIES (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Related Party Transaction [Line Items]
Finance lease liabilities	$ 3,023,548	$ 3,384,455
Chi Yip Eng. & (Trans.) Company Limited [Member]
Related Party Transaction [Line Items]
Accounts receivable	445,573	392,686
Accounts payable		279,498
Finance lease liabilities	815,372	1,117,351
Amount due to a related company	156,248	156,248
Amount due to a director	$ 530,078	$ 196,906